Credit Risk - Summary of Types of Credit Risk Mitigation (Detail)	12 Months Ended
Dec. 31, 2017
Residential Mortgages [member]
Disclosure of credit risk exposure [line items]
Business banking	Collateral is in the form of a first legal charge over the property. Before we grant a mortgage, we get an approved surveyor to value the property. We have our own guidelines for valuations, which build on guidance from the Royal Institution of Chartered Surveyors (RICS). For remortgages and some loans where the LTV is 75% or less, we might use an automated valuation instead.
Business Banking [member]
Disclosure of credit risk exposure [line items]
Business banking	Includes secured and unsecured lending. We can take mortgage debentures as collateral if the business is incorporated. These are charges over a company's assets. We can also take guarantees, but we do not treat them as collateral, and we do not put a cash value on them unless they are secured against a tangible asset. We base our lending decision on the customer's trading cash flow. If a customer defaults, we work with them to consider debt restructuring options. We generally do not enforce our security over their assets except as a last resort. In which case we might appoint an administrator or receiver.
Consumer Finance [member]
Disclosure of credit risk exposure [line items]
Business banking	Collateral is in the form of legal ownership of the vehicle for most consumer (auto) finance loans, with the customer being the registered keeper. Only a very small proportion of the consumer (auto) finance business is underwritten as a personal loan. In these cases there is no collateral or security tied to the loan. We use a leading vehicle valuation company to assess the LTV at the proposal stage.
Unsecured Lending [member]
Disclosure of credit risk exposure [line items]
Business banking	Unsecured lending means there is no collateral or security tied to the loan that can be used to mitigate any potential loss if the customer does not pay us back.